INCOME TAXES - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes paid (refund) [abstract]
Loss before income taxes	$ (2,101,886)	$ (1,189,386)	$ (2,758,567)
Statutory income tax rate	27.00%	27.00%	27.00%
Income tax benefit computed at statutory tax rate	$ (567,509)	$ (321,134)	$ (744,813)
Items not deductible for income tax purposes	263,791	34,640	(107,916)
Under provision of taxes in prior years	(174,600)	4,469	99,873
Change in timing differences	242,678	234,499	91,007
Impact of foreign exchange on tax assets and liabilities	(18,970)	44,097	4,444
Unused tax losses and tax offsets not recognized	399,572	147,036	813,044
Income tax expense	144,962	143,607	155,639
Texas margin tax and branch tax	25,513	22,424	17,000
Income tax expense	$ 170,475	$ 166,031	$ 172,639